Prepaid Expenses and Other Current Assets - Schedule of Movement of Impairment Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Movement of Impairment Losses [Abstract]
Balance at the beginning of the year	$ 8,398	$ 20,182
Addition during the period	4,192	593	20,187
Write off during the period	(9,580)	(12,259)
Effect of exchange rate differences	140	(118)	(5)
Balance at the end of the year	$ 3,150	$ 8,398	$ 20,182